Convertible Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Preferred Stock [Line Items]
Convertible Redeemable Preferred Stock
13. Convertible Redeemable Preferred Stock
Series Seed Convertible Redeemable Preferred Stock
In 2018, the Company issued 24,871,033 shares of Series Seed convertible red ee
mable preferred stock at an original issue price of $0.2714 per share for $6.5 million, net of issuance costs of $0.2 million. No Series Seed convertible redeemable preferred stock shares were issued during the years ended
December 31, 2025 and 2024.
Series Seed II Convertible Redeemable Preferred Stock
In 2019 and 2020, the Company issued 27,499,984 shares of Series Seed II convertible redeemable preferred stock at an original issue price of $0.38 per share. The financing for the Series Seed II convertible redeemable preferred stock was performed over three rounds. The first round occurred in November 2019, when 13,749,995 shares were issued for $5.2 million, net of issuance costs of $40 thousand. The other two rounds occurred in April and July 2020, when the remaining 13,749,989 shares were issued for $5.2 million with no additional issuance costs. No Series Seed II convertible redeemable preferred stock shares were issued during the years ended December 31, 2025 and 2024.
Series A Convertible Redeemable Preferred Stock
In 2020, the Company issued 101,515,976 shares of Series A convertible redeemable preferred stock at an original issue price of $0.3628 per share for $36.7 million, net of issuance costs of $0.2 million. No Series A convertible redeemable preferred stock shares were issued during the years ended December 31, 2025 and 2024.
Series B and Series
B-1
Convertible Redeemable Preferred Stock
During 2022, the Company issued 107,814,417 shares of Series B convertible redeemable preferred stock at an original issue price of $1.0176 per share for $109.7 million, resulting in net proceeds of $107.4 million after legal issuance costs. In the same year, the Company issued 32,419,574 shares of Series
B-1
convertible redeemable preferred stock at an original issue price of $0.6420 per share for $20.8 million, which was subsequently adjusted to $33.0 million to reflect the change in the fair value of the related embedded derivative liability. Total issuance costs associated with Series B and
B-1
convertible redeemable preferred stock were $1.9 million. On January 26, 2024 the Company issued 6,141,902 shares of Series B convertible redeemable preferred stock as consideration to the seller in the Company’s acquisition of SiNoptiq, Inc. No Series B or
B-1
convertible redeemable preferred stock shares were issued during the year ended December 31, 2025.
Series C and Series
C-1
Convertible Redeemable Preferred Stock
On December 27, 2024, the Company issued 20,508,938 shares of Series C convertible redeemable preferred stock at an original purchase price of $1.234 per share for proceeds of $25.3 million. As noted in Note 10 –
SAFE Notes
, the Company converted all of its issued and outstanding SAFE Notes valued at $26.4 million into 22,869,771 shares of Series
C-1
convertible redeemable preferred stock at an issue price of $1.05 per share, in accordance with the terms of the SAFE Notes and recorded in temporary equity. Total issuance costs associated with Series C and
C-1
convertible redeemable preferred stock was $2.8 million.
On April 11, 2025 the Company issued 35,032,081 shares of Series C convertible redeemable preferred stock at an original purchase price of $1.234 per share for proceeds of $43.2 million. On May 8, 2025 the Company issued 4,858,933 shares of Series C convertible redeemable preferred stock at an original purchase price of $1.234 per share for proceeds of $6.0 million. No issuance costs were incurred with Series C convertible redeemable preferred stock issued during the year ended December 31, 2025.

The Company’s convertible redeemable preferred stock is classified as temporary equity and initially recorded at fair value which is determined to be the net proceeds of the transaction. The Company’s Series Seed, Seed II, A, B,
B-1,
C and
C-1
convertible redeemable preferred stock (collectively “convertible redeemable preferred stock”) are not currently redeemable or probable of becoming redeemable in the future period.
The convertible redeemable preferred stock contains the following rights:
Dividends
The holders of the Company’s convertible redeemable preferred stock are entitled to receive non-cumulative
cash dividends at a rate of 6% of the
original issue price of each series per year only if and when declared by the Board of Directors in preference to holders of common stock. Series B, Series
B-1,
Series C and Series
C-1
convertible redeemable preferred stock are entitled to receive the non-cumulative
cash dividends in preference to holders of the Company’s Series Seed, Series Seed II and Series A convertible redeemable preferred stock.
The Company has not declared any dividends through years ended December 31, 2025 and December 31, 2024.
Voting Rights
Holders of all convertible redeemable preferred stock are entitled to the number of votes equal to the number of shares of the Company’s common stock into which such holder’s shares are convertible.
Election of Board of Directors
Holders of Series C and
C-1
convertible redeemable preferred stock are entitled to elect one of the members of the Company’s Board of Directors. Holders of Series B and
B-1
convertible redeemable preferred stock are entitled to elect two of the members of the Company’s Board of Directors. Holders of Series Seed II and Series Seed convertible redeemable preferred stock are entitled to elect one director. The holders of all convertible redeemable preferred stock are entitled to elect one of the members of the Company’s Board of Directors. Two directors are elected by holders of common stock.
Conversion Rights
Each share of convertible redeemable preferred stock is initially convertible into one fully paid and non-assessable
share of the Company’s common stock at the option of the holder, at any time, and without payment of additional consideration and is mandatorily convertible upon the occurrence of certain events. The conversion price is initially equal to the applicable original issue price of each series and could be adjusted for events such as dilutive issuances, stock splits, combinations, mergers or reorganizations.
There were no conversions of convertible redeemable preferred stock into common stock during the years ended December 31, 2025 and 2024.
Redemption Rights
The convertible redeemable preferred stock contains provisions which provide the holders with the option to redeem the shares upon a voluntary or involuntary liquidation, dissolution, winding up or Deemed Liquidation Event such as a merger, sale, lease transfer or other disposition of all or substantially all the assets of the Company. These provisions are considered contingent redemption provisions that are not solely within the control of the Company and are deemed to be not probable. Accordingly, the convertible redeemable preferred stock is presented outside of permanent equity in mezzanine equity of the consolidated balance sheet.

Liquidity Preference
In the event of any Liquidation Event or Deemed Liquidation Event, holders of Series C,
C-1,
B and
B-1
convertible redeemable preferred stock are entitled to receive, prior to and in preference to holders of Series Seed, Series Seed II, Series A and common stock, an amount equal to the greater of (i) the applicable Original Issue Price plus any declared but unpaid dividends and (ii) the amount per share as would have been payable had all shares of Series B,
B-1,
C and
C-1
convertible redeemable preferred stock been converted into Common Stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If the residual assets are insufficient to pay the convertible and redeemable preferred shareholders the full amount, holders of the Series B,
B-1,
C and
C-1
convertible redeemable preferred stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be paid in full.
The Company’s convertible redeemable preferred stock consists of the following (in thousands, except share data):

As of December 31, 2025
Convertible Redeemable Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Amount	Aggregate Liquidation Preference
Series Seed	24,871,033	24,871,033	$6,526	$6,750
Series Seed II	27,499,984	27,499,984	10,411	10,450
Series A	101,515,976	101,515,976	36,658	36,830
Series B	113,956,319	113,956,319	112,145	115,962
Series B-1	32,419,574	32,419,574	32,990	20,813
Series C	60,777,953	60,399,952	71,733	74,534
Series C-1	22,869,771	22,869,771	26,351	23,988

Total Convertible Redeemable Preferred Stock	383,910,610	383,532,609	$296,814	$289,327

As of December 31, 2024
Convertible Redeemable Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Amount	Aggregate Liquidation Preference
Series Seed	24,871,033	24,871,033	$6,526	$6,750
Series Seed II	27,499,984	27,499,984	10,411	10,450
Series A	101,515,976	101,515,976	36,658	36,830
Series B	113,956,319	113,956,319	112,145	115,962
Series B-1	32,419,574	32,419,574	32,990	20,813
Series C	60,777,953	20,508,938	22,503	25,308
Series C-1	22,869,771	22,869,771	26,351	23,988

Total Convertible Redeemable Preferred Stock	383,910,610	343,641,595	$247,584	$240,101